SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of restricted cash (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted cash related to:
Restricted cash	¥ 0		¥ 41,500
Investor assurance program
Restricted cash related to:
Restricted cash	0	¥ 0	41,000	¥ 154,742
Others
Restricted cash related to:
Restricted cash	¥ 0		¥ 500